Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Reclassifications	Reclassifications We have reclassified prior period financial statements to conform to the current period presentation.
Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with U.S. GAAP. Our estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of our consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include recoverability of indefinite-lived intangible assets and, goodwill and disposal group classified as held for sale; recoverability of deferred tax assets and uncertain tax positions; loss contingencies and acquisition purchase price allocations.

Foreign currency translation
Foreign currency translation
We have selected the U.S. dollar as our reporting currency. For local functional currency locations, assets and liabilities are translated at end-of-period rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income / (loss).
For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for non-monetary balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expenses are remeasured at average exchange rates in effect during each period, except for those expenses related to the non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in “Financial results, net” in our consolidated statements of operations.
Argentine currency status and exchange regulations
As of July 1, 2018, we transitioned our Argentinian operations to highly inflationary status in accordance with U.S. GAAP, and changed the functional currency for Argentine subsidiaries from Argentine Pesos to U.S. dollars, which is the functional currency of their immediate parent company.
In the second half of 2019, the Argentine government instituted exchange controls restricting the ability of companies and individuals to exchange Argentine Pesos for foreign currencies and their ability to remit foreign currency out of Argentina. An entity’s authorization request to the Central Bank of Argentina to access the official exchange market to make foreign currency payments may be denied depending on the circumstances. As a result of these exchange controls, markets in Argentina developed trading mechanisms, in which an entity or individual buys U.S. dollar denominated securities in Argentina (i.e., shares, sovereign debt) using Argentine Peso, and subsequently sells the securities for U.S. dollars, in Argentina, to access U.S. dollars locally, or outside Argentina, by transferring the securities abroad, prior to being sold (the latter commonly known as Blue Chip Swap Rate). The Blue Chip Swap Rate has diverged significantly from Argentina’s official exchange rate (commonly known as exchange spread). In recent years, the Blue Chip Swap Rate has been higher than Argentina’s official exchange rate. As of December 31, 2023, the spread of the Blue Chip Swap Rate was 20.4%.
However, the only exchange rate available for external commerce is the official exchange rate, which as of December 31, 2023 was $808.45 Argentine Pesos per US dollar. We use Argentina’s official exchange rate to record the accounts of Argentine subsidiaries.

Concentration of credit risk
Concentration of credit risk
Cash and cash equivalents, restricted cash and cash equivalents, accounts receivable and loans receivable are potentially subject to credit risk. However, there are not significant concentrations of credit risk arising from these financial instruments. We place our cash and cash equivalents and restricted cash and cash equivalents with several financial institutions in different countries and financial instruments that are highly liquid and highly rated. Our Brazilian and Mexican operations concentrate around 24% and 24%, respectively, of our cash and cash equivalents balance as of December 31, 2023. Cash and cash equivalents balances in other countries do not exceed 15% of the total cash and cash equivalents as of December 31, 2023.
Accounts receivable are derived from revenue earned from customers located internationally and are settled through customer credit cards, debit cards and other means of payment, with the majority of accounts receivable collected upon processing of credit card transactions. Due to the relatively small dollar amount of individual accounts receivable, we generally do not require collateral on these balances.
We have also substantial credit risk primarily in our consumer loans held for investment. We are exposed to default risk on loans receivable. The ultimate collectability of a substantial portion of the loan portfolio is susceptible to changes in economic and market conditions. Loans receivable are concentrated in Brazil. Due to the relatively small dollar amount of individual loans receivable, we generally do not require collateral on these balances.
We maintain an allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends, and other information. Furthermore, we utilize a simplified roll rate method to calculate the allowance for expected credit losses of our loans receivable. See Notes 9 and 10 for details.
In addition, our business is subject to certain risks and concentrations including our dependence on relationships with travel suppliers, primarily airlines and Expedia, Inc. (“Expedia”, a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company – see Note 24), dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution systems (“GDS”) providers and other third-party service providers for certain fulfillment services.

Revenue recognition
Revenue recognition
We generate revenue from our travel and financial services businesses. The majority of our revenues relates to our travel business for all years presented.
Travel business:
We offer traditional travel services on a stand-alone and package basis generally either through the pre-pay/merchant business model (“Prepay Model”) or the pay-at-destination/agency business model (“PAD Model”). We primarily generate revenue from facilitation services, either directly or using affiliated travel agencies. We consider both the traveler and the travel supplier as our customers.
Under the Prepay Model, we provide travelers with access to book hotel rooms, airline seats, car rentals and destination services through our contracts with our network of travel suppliers. Our travelers pay us for merchant transactions generally when they book the reservation. We pay our travel suppliers later, generally when the travelers use the travel service. Under these transactions, we generally earn a commission from travel suppliers and service fees from travelers. Travel suppliers generally bill us for travel products sold within a 12-month period from check-out date. We recognize breakage as incremental revenue from unbilled amounts when the period expires.
Under the PAD Model, travelers pay the travel supplier directly at destination and travel suppliers pay us our earned commissions later, generally after checkout.
Revenues under the Prepay Model represented 89%, 86%, and 84% of our consolidated travel revenues for the years ended December 31, 2023, 2022, and 2021, respectively.
The primary sources of our travel business revenues are commissions and service fees, incentive fees, advertising and destination services.
•Commissions and service fees:
We facilitate the sale of travel products and services from our travel suppliers to our travelers and travel agencies.
We generally receive commissions in consideration of our facilitation services. Generally, we charge a service fee to our travelers, although this may vary depending on marketing strategies. We do not provide significant post-booking services to travelers. We consider any post-booking services beyond minor inquiries or administrative changes to the reservation (i.e., modifications to the original terms of the reservations) as new bookings. We may charge a new booking fee and administrative fees for these services. Also, if the requested change results in an incremental price of the reservation to the traveler set by the travel supplier, we receive an incremental commission from the travel supplier.
We recognize revenue upon the transfer of control of the promised facilitation services to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those facilitation services. Generally, we recognize revenue when the booking is completed, paid and confirmed, less a reserve for cancellations based on historical experience.
We present revenue on a net basis for most of our transactions because the travel supplier is primarily responsible for providing the underlying travel services, we do not control the service or travel product provided by the travel supplier to the traveler and we do not bear inventory risk.
Generally, we partner with banks to allow our travelers the possibility of purchasing the product of their choice through financing plans established, offered and administered by such banks. Participating banks bear full risk of fraud, delinquency, or default by travelers. When travelers elect to finance their purchases, we typically receive full payment for our services within a short period of time after booking is completed and confirmed, regardless of the payment plan selected by the traveler. However, in certain countries, we receive payment from the bank as installments become due regardless of when traveler actually makes the scheduled payments. In most cases, we receive payment before travel occurs or during travel and the period between completion of booking and reception of scheduled payments is typically one year or less. We have made use of the practical expedient in ASC 606-10-32-18 and we do not adjust the amount of consideration for the effects of a significant financing component. In Brazil, through our financial services company solution, we offer financing to certain travel customers, generally on terms not exceeding 12 months.
Our revenue from commissions and service fees represented 87%, 85% and 83% of our total consolidated travel revenues for the years ended December 31, 2023, 2022, and 2021, respectively.
•Incentive fees:
We may receive incentive fees from our travel suppliers or Global Distribution Systems ("GDS") providers if we meet certain performance conditions, for example contractually agreed volume thresholds. We recognize revenue on an accrual basis in accordance with the achievement of contractual thresholds on a case-by-case basis.
Our revenues from incentive fees represented 6%, 7% and 9% of our total consolidated travel revenues for the years ended December 31, 2023, 2022, and 2021, respectively.
•Advertising:
We record advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.
Our revenues from advertising represented 3% of our total consolidated travel revenues for all the years presented.
•Destination services:
We recognize revenue as services are provided. We present revenue on a net basis for most of destination services transactions.
Our destination services represented less than 4% of our total consolidated travel revenues for all years presented.
•Other revenue:
We also derive revenue from other sources. Also, we operate a loyalty program through which we award loyalty points to travelers who complete purchases on our websites or use the services of other program participants, such bank co-branded credit cards. Loyalty points can be redeemed for free or discounted travel products.
For loyalty points earned through travel product purchases, we apply a relative selling price approach whereby the total amount collected from each travel product sale is allocated between the travel product and the loyalty points earned. The portion of each travel product sale attributable to loyalty points is initially deferred and then recognized in loyalty revenue when the points are redeemed. In 2023, we started to apply an estimated future breakage rate of rewards points generated to calculate the relative standalone selling price for loyalty points based on our historical data of twelve months feedback.
For loyalty points earned through co-branded credit card partners, consideration received from the sale of loyalty points is variable and payment terms typically are within thirty days after the month of sale of loyalty points. Sales of loyalty points to business partners are comprised of two components: loyalty points and marketing (i.e., the use of intellectual property, including our brand and access to customer lists and databases, which is the predominant element in the agreements, as well as advertising, collectively, the marketing component). We allocate the consideration received from these sales of loyalty points based on the relative selling price of each product or service delivered. Accordingly, we recognize the marketing component in other revenue in the period of the loyalty points sale following the sales-based royalty method. The loyalty points component is initially deferred and then recognized in revenue when points are redeemed.
•Financial services business
In Brazil, we earn revenues as a result of offering financing to our travel customers and certain non-travel customers. Revenues from interest earned on loans granted to consumers are recognized over the period of the loan and are based on effective interest rates. We charge merchants processing fees on financing transactions which we recognize as services are provided.
Our revenues from interest income were 81%, 93% and 98% of our total consolidated financial services for the years ended December 31, 2023, 2022 and 2021, respectively.
Our revenues from financial intermediation processing fees and fraud prevention services revenues were 19%, 7% and 2% of our total consolidated financial services for the years ended December 31, 2023, 2022 and 2021, respectively.
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash include cash on hand, deposits held with banks and other short-term liquid investments with original maturities of three months or less. Gains or losses are recognized in “Financial results, net” when incurred.
In addition, our restricted cash are primarily deposits related to operations with our travel suppliers and service providers and the International Air Transport Association (“IATA”). Also included within the restricted cash balance related to cash and cash equivalents balances of the securitization VIEs.

Trade accounts receivable, net and Loans receivable, net
Trade accounts receivable, net
Trade accounts receivable are generally due within thirty days and are recorded net of an allowance for expected credit losses.
We applied ASC 326 for the measurement of expected credit losses, which requires us to estimate lifetime expected credit losses upon recognition of the financial assets. We consider accounts outstanding longer than the contractual payment terms as past due. We have identified the relevant risk characteristics of our customers and the related receivables, which include the following: size, type or geographic location of the customer, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, we make estimates of expected credit losses for our allowance by considering a several factors, including the length of time trade accounts receivable are past due, previous loss history continually updated for new collections data, the credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect our ability to collect from customers. This is assessed at each quarter based on our specific facts and circumstances. See Note 9 for additional information.
The provision for expected credit losses is recorded as cost of revenue in our consolidated statements of operations.
Loans receivable, net
Loans receivable represent loans granted to customers through our financial services business. Loans receivable are reported at their outstanding principal balances plus estimated collectible interest, net of allowances for uncollectible accounts. We typically place loans on non-accrual status as soon as the customer is due on its payments. Penalties and late interest fees are recognized as amounts are received. Accrual is restored when all overdue payments are settled by the customer.
Most of our loans receivable are short-term in nature, accrue fixed interest rates and repaid in a period ranging between seven and ten months, while a minor portion of loans are repaid within twenty-four months.
We closely monitor credit quality for all loans receivable on a recurring basis. To evaluate a consumer seeking a loan, we use, among other indicators, a risk model internally developed, as a credit quality indicator to help predict the consumer’s ability to repay the principal balance and interest related to the credit. The risk model uses multiple variables as predictors of the consumer’s ability to repay the credit, including external and internal indicators. Internal indicators consider customer’s history with us, credit scoring and risk profile, among others. In addition, we consider external information to enhance the scoring model and the decision-making process. The internal indicators and the external credit score are combined in a risk matrix, which is also used to price the loans based on the risk profile.
Our receivables are short-term in nature. We have grouped our trade receivables into pools by country of origin and type (i.e., facilitation services, incentives, advertising, transportation and tour services and others) based on similar risk characteristics. Payment terms for receivables vary depending on type and jurisdiction, generally less than one year.
As it relates to trade receivables with credit card processors which represent most of our trade receivables as of any given date, payment terms vary but typically are received within thirty days after booking except in those cases where transactions are effected through financing installment plans offered by banks. When travelers pay in installments, payment settlement depends on each market's dispositions. Installment plans are offered by banks and may vary, generally up to 12 monthly installments after booking is confirmed. We usually receive full payment from credit card processors within 30 days at an agreed-upon discount rate, regardless of customer due dates. However, in some specific markets we receive payment from credit card processors at the time each installment is due. In these cases, we typically enter into factoring agreements to collect these accounts receivable, thereby reducing the days of outstanding exposure. Payment conditions for accounts receivable from advertising transactions are usually agreed in each specific contract, the common practice for them is to be payable within 30 days. Receivables from back-end incentives typically do not have stated payment terms, although we usually receive this payment within 12 months.
For each pool, we consider the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Generally, we utilize a loss rate method to calculate the allowance for expected credit losses. We track historical loss information for our receivables by type and geography using their contractual lives. We then apply the historical credit loss percentages to our outstanding balances as of any given date. We believe that using historical loss information is a reasonable basis on which to determine expected credit losses for our receivables because their composition at the reporting date is consistent with that used in developing the historical credit-loss percentages.
Historically the default or delinquency rates of our trade receivables have been low even during recessions or distressed economic periods. Recessions or other poor economic conditions had historically affected the number of bookings by travelers and therefore generation of revenue and corresponding receivables, but they generally did not affect the collection behavior of receivables from confirmed bookings. A booking is not confirmed if credit card information is not validated by the credit card processors’ systems. Therefore, due to the nature of our receivables and counterparties, losses have been historically limited to very specific events at the counterparty level such as bankruptcy or financial difficulties.
Our exposure to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. We are also exposed to political and economic risk events, which may cause non-payment of foreign currency obligations to us.
Generally, the counterparties to our trade receivables are major well-recognized and externally-credit rated credit card companies, such as MasterCard, Visa and other local or regional credit card processors; major GDS providers, such as Travelport, Amadeus and Sabre, individual major airlines; and to a lesser extent hotel chains and operators. We may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate. We have not experienced significant credit problems with these customers to date. Most of these entities or their parent companies are externally credit-rated. We review these external ratings from credit agencies. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in our consolidated balance sheet after deducting the expected credit loss allowance.
Securitization of loans receivable
Securitization of loans receivable
In connection with securitization programs, we may sponsor and establish trusts (deemed to be variable interest entities “VIEs”) to ultimately purchase certain of our loans receivable. Securities issued by securitization trusts are senior or subordinated, based on the criteria established by each trust. Generally, the subordinated residual interests issued from these transactions are first to absorb credit losses in accordance with the waterfall criteria. For these VIEs, generally the creditors have no recourse to our general credit and the liabilities of the VIEs can only be settled by the respective VIEs’ assets. Additionally, the assets of the VIEs can be used only to settle obligations of the VIEs. We consolidate securitization VIEs when we are deemed to be the primary beneficiary and therefore have the power to direct the activities that most significantly affect the VIEs’ economic performance and a variable interest that could potentially be significant to the VIE. Management assesses whether we are the primary beneficiary of the VIEs on an ongoing basis.
Property and equipment, net
Property and equipment, net
We record property and equipment at acquisition cost, net of accumulated depreciation. We compute depreciation using the straight-line method over the estimated useful lives of the assets. Land is not depreciated. We depreciate leasehold improvement using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware and software	3
Vehicles	5
Office furniture and fixture	10
Buildings	50
Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and it is depreciated over the remaining life of the fixed asset.
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in our consolidated statements of operations.
Business combinations
Business combinations
We use the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued, if any. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and trademarks and tradenames, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
We have a period of 12 months as from the date of acquisition (the “measurement period”) to finalize the accounting for a business combination. We report provisional amounts when the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.
Goodwill
Goodwill
We record goodwill as the amount by which the aggregate of the fair value of consideration, transferred the acquisition date fair value of any previously held interest and any non-controlling interest exceeds the fair value of the assets and liabilities acquired. Goodwill is not subject to amortization and is tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
We test goodwill for impairment at the reporting unit level and the tests are performed as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. We compared the fair value of the reporting units to their carrying values. The fair value estimates of the reporting units are based on the present value of their future discounted cash flows, Level 3 inputs (income approach). The income approach estimates fair value utilizing long-term growth rates and discount rates applied to the cash flow projections. The significant estimates used in the discounted cash flows model included our forecasted gross bookings; forecasted revenues, net of significant costs and expenses; and the discount rate. Our assumptions were based on the actual historical performance of the reporting units and considered operating result trends, air passenger traffic growth rates, and implied risk premiums based on market prices of our equity and debt as of the assessment dates.

Intangible assets, net
Intangible assets, net
We initially record intangible assets acquired in business combinations at fair value. We determine the fair value of intangible assets using standard valuation techniques, including the income approach (discounted cash flows) and/or market approach, as appropriate, and based on market participant assumptions.
Indefinite-lived intangible assets such as certain trademarks and tradenames are not subject to amortization and are tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
Finite-lived intangible assets such as customer relationships, licenses and certain trademarks and domains are amortized over their respective estimated useful lives.
We also capitalize certain direct development costs associated with website and internal use developed technology and include external direct costs of services and payroll costs for employees devoting time to the software projects principally related to platform development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as finite-lived intangible assets and are generally amortized over a period of 3 to 5 years beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Recoverability of goodwill and indefinite-lived intangible assets and Recoverability of intangible assets with definite lives and other long-lived assets
Recoverability of goodwill and indefinite-lived intangible assets
We assign goodwill to reporting units that are expected to benefit from the synergies of the business combination as of the acquisition date. We assess goodwill and indefinite-lived intangible assets, neither of which is amortized, for impairment annually as of December 31, or more frequently, if events and circumstances indicate impairment may have occurred. In the evaluation of goodwill for impairment, we typically perform a quantitative assessment and compare the fair value of the reporting unit to it carrying value. An impairment charge is recorded based on the excess of the reporting unit’s carrying amount over its fair value. Periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the goodwill is more likely than not impaired.
We generally base our measurement of fair value of reporting units on an analysis of the present value of future discounted cash flows. The discounted cash flows model indicates the fair value of the reporting units based on the present value of the cash flows that we expect the reporting units to generate in the future. Our significant assumptions in the discounted cash flows model include: our forecasted gross bookings; forecasted revenues, net of significant costs and expenses; and the discount rate. We believe the discounted cash flows is the best method for determining the fair value of our reporting units because it is one of the most common valuation methodologies used within the travel and internet industries.
In addition to measuring the fair value of our reporting units as described above, we consider the combined carrying and fair values of our reporting units in relation to our total fair value of equity plus debt as of the assessment date. Our equity value assumes our market capitalization, using either the stock price on the valuation date or the average stock price over a range of dates around the valuation date, plus an estimated acquisition premium which is based on observable transactions of comparable companies. The debt value is based on the highest value expected to be paid to repurchase the debt, which can be fair value, principal or principal plus a premium depending on the terms of each debt instrument.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment, and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of indefinite-lived intangible assets, which primarily consist of trademarks and domains, using the relief-from-royalty method. Our significant assumptions include: our forecasted revenues and the royalty rate method assumes that the trademarks and domains have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As with goodwill, periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the indefinite-lived intangible asset is more likely than not impaired.
Recoverability of intangible assets with finite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of 3 to 10 years and 50 years for buildings. We review the carrying value of long-lived assets or asset groups, including property and equipment, to be used in operations whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we estimate the fair value of the asset group using appropriate valuation methodologies which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset groups carrying amount and its estimated fair value.
Assets held for sale, to the extent we have any, are reported at the lower of cost or fair value less costs to sell.

Equity method investments
Equity method investments
We use the equity method to account for investments in companies, if our investment provides us with the ability to exercise significant influence, but not control, over operating and financial policies of the investee. Our judgment regarding the level of influence over each equity method investment includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions. We include the total of our investments in equity-method investees, including identifiable intangible assets, deferred tax liabilities, and goodwill, if any, within “Non-current other assets” in our consolidated balance sheets. We include our proportionate share of earnings and/or losses of our equity method investees in “Gain / (loss) from equity investments” in our consolidated statements of operations.
In the event that net losses of the investee reduce our equity-method investment carrying amount to zero, additional net losses may be recorded if we have committed to provide financial support to the investee. We regularly evaluate these investments, which are not carried at fair value, for other-than-temporary impairment. We also consider whether our equity-method investments generate sufficient cash flows from their operating or financing activities to meet their obligations and repay their liabilities when they come due. When our share in the net assets of associates is negative, we include the balance within “Non-current other liabilities” in our consolidated balance sheets. In the event we no longer have the ability to exercise significant influence over an equity-method investee, we would discontinue accounting for the investment under the equity method.
Redeemable non-controlling interests
Redeemable non-controlling interests
We redeemed the non-controlling interest in Koin in January 2022 and therefore there is no outstanding redeemable non-controlling interest balance as of December 31, 2023.
The non-controlling interest contained certain rights, whereby we had the right but not the obligation to acquire, and the minority shareholders had the right but not the obligation to sell to us, the additional shares of Koin for cash at a fixed price other than fair value. The non-controlling interest was not redeemable during 2020 and 2021, but it was probable of becoming redeemable (the redemption depended solely on the passage of time). Accordingly, as of December 31, 2021, we recorded the non-controlling interest at the greater of (i) its acquisition date fair value as adjusted for its share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date. The accretion of the non-controlling interest to redemption value was recorded using the interest method.
We adopted a policy to charge the carrying value adjustment to retained earnings or, absent retained earnings, additional paid-in capital and reduced net income available to our common shareholders in the calculation of earnings per share in accordance with the two-class method.

Travel accounts payable
Travel accounts payable
Travel accounts payable comprises trade accounts payable to airlines, hotels and other travel suppliers for products and services offered. Airline suppliers are generally due within thirty days of a confirmed air booking reservation. Under the Prepay model, hotels and other travel suppliers are generally paid after traveler checks out. Generally, our contracts with hotels and other travel suppliers provide for a 12-month period for invoicing us for past services. If an invoice is not received after that period, we recognize breakage revenue for the unbilled payable.
Severance payments
Severance payments
We recognize a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.
Pension information
Pension information
We do not maintain any pension plans. Certain countries in which we operate provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.
Contingent liabilities
Contingent liabilities
We have several tax, regulatory and legal matters outstanding, as discussed further in Note 23.
Periodically, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the consolidated financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Derivative financial instruments
Derivative financial instruments
We carry derivative instruments at fair value on our consolidated balance sheets. The fair values of the derivative financial instruments generally represent the estimated amounts we would expect to receive or pay upon termination of the contracts as of the reporting date. As of December 31, 2023 and 2022, our derivative instruments primarily consisted of foreign currency forward contracts. We are exposed to various market risks that may affect our consolidated results of operations, cash flows and financial position. These market risks include, but are not limited to, fluctuations in foreign currency exchange rates. Our primary foreign currency exposures are to the currencies of Latin American countries, including Argentina, Brazil and Mexico, in which we conduct a significant portion of our business operations. As a result, we face exposure to adverse movements in foreign currency exchange rates as our results of operations are translated from local currencies into U.S. dollars upon consolidation. Additionally, foreign currency exchange rate fluctuations on transactions denominated in currencies other than the functional currency of an entity result in gains and losses that are reflected in net income / (loss).
We may use foreign currency forward contracts to economically hedge these exposures. Our goal in managing our foreign exchange risk is to reduce, to the extent practicable, our potential exposure to the changes that exchange rates might have on our earnings, cash flows and financial position. Our foreign currency forward contracts are typically short-term and, as they do not qualify for hedge accounting treatment, we classify the changes in their fair value in “Financial results, net” in our consolidated statements of operations in the period that the changes occur and are classified within “Net cash flows (used in) / provided by operating activities” in our consolidated statements of cash flows. We do not hold or issue financial instruments for speculative or trading purposes. We report the fair value of our derivative assets and liabilities on a gross basis in our consolidated balance sheets in “Other assets and prepaid expenses” and “Other liabilities”, respectively.
Leases
Leases
We determine if an arrangement is a lease, or contains a lease, at inception. Operating leases are primarily for office space, customer service centers and a fleet of dedicated vans, and, as of January 1, 2019 with the adoption of the new guidance for leasing arrangements, are included in operating “Lease right-of-use (“ROU”) assets” and operating “Lease liabilities” on our consolidated balance sheets. Lease ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheets. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and consolidated statements of cash flows.
Our lease agreements have insignificant non-lease components and accordingly we have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Financial results, net
Financial results, net
We incur in financial results such as factoring interest, gains or losses on derivative financial instruments, interest income from financial investments, interest accrued on financial liabilities and foreign exchange gains or losses.
Stock-based compensation
Stock-based compensation
We measure and amortize the fair value of restricted stock units and stock options as follows:
Restricted Stock Units (“RSUs”). Our RSUs consist of service-based awards. RSUs are stock awards that are granted to employees entitling the holder to shares of common stock as the award vests, typically over a 3 or 4-year period, but may accelerate in certain circumstances. During the year ended December 31, 2023, we issued RSUs as our primary form of stock-based compensation, some of them vest 33% after one year and others vest 25% after one year and will then vest yearly over the following 3 or 4 years, as appropriate. We measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. We amortize the fair value as stock-based compensation expense over the vesting term on a straight-line basis.
Stock Options. Our employee stock options consist of service-based awards. We measure the value of stock options issued or modified, including unvested options assumed in acquisitions, if any, on the grant date (or modification or acquisition dates, if applicable) at fair value, using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option pricing models. The Black-Scholes valuation models incorporate various assumptions including expected volatility, expected term and risk-free interest rates. The expected volatility is based on historical volatility of our common stock and other relevant factors. We base our expected term assumptions on our historical experience and on the terms and conditions of the stock awards granted to employees. We amortize the fair value over the remaining explicit vesting term in the case of service-based awards.
Since December 31, 2022, all stock options are fully vested. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.

Marketing and advertising expenses
Marketing and advertising expenses
We incur advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote our business. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or (ii) on a straight-line basis over the term of the contract.
Accounting for income taxes
Accounting for income taxes
We are organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, we are treated as a U.S. corporation for U.S. federal tax purposes. Accordingly, we are subject to U.S. federal income tax and state income tax in the United States. We are subject to foreign income taxes in the jurisdictions where we operate in accordance with the respective local tax laws.
We account for income taxes under the asset and liability method that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements or tax returns. Judgment is required in assessing the future tax consequences of events that have been recognized in our consolidated financial statements or tax returns.
Variations in the actual outcome of these future tax consequences could materially impact our financial position, results of operations or effective tax rate.
Significant judgment is required in determining our worldwide income tax provision. In the ordinary course of a global business, there are many transactions and calculations where the ultimate tax outcome is uncertain. Some of these uncertainties arise as a consequence of revenue sharing and cost reimbursement arrangements among related entities, the process of identifying items of revenues and expenses that qualify for preferential tax treatment, and segregation of foreign and domestic earnings and expenses to avoid double taxation. Although we believe that our estimates are reasonable, the final tax outcome of these matters could be different from that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and net income in the period in which such determination is made.
In estimating future tax consequences, all expected future events are considered other than enactments of changes in tax laws or rates. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized. We consider future growth, forecasted earnings, future taxable income, the mix of earnings in the jurisdictions in which we operate, historical earnings, the carryforward periods available for tax reporting purposes and prudent and feasible tax planning strategies in determining the need for a valuation allowance. In the event we were to determine that we would not be able to realize all or part of our net deferred tax assets in the future, an adjustment to the deferred tax assets valuation allowance would be charged to earnings in the period in which we make such a determination, or goodwill would be adjusted at our final determination of the valuation allowance related to an acquisition within the measurement period. If we later determine that it is more likely than not that the net deferred tax assets would be realized, we would reverse the applicable portion of the previously provided valuation allowance as an adjustment to earnings at such time.
The amount of income tax we pay is subject to ongoing audits by federal, state and foreign tax authorities, which often result in proposed assessments. Our estimate of the potential outcome for any uncertain tax issue is highly judgmental. We account for these uncertain tax issues pursuant to ASC 740, Income Taxes, which contains a two-step approach to recognizing and measuring uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Although we believe we have adequately reserved for our uncertain tax positions, no assurance can be given with respect to the final outcome of these matters. We adjust reserves for our uncertain tax positions due to changing facts and circumstances, such as the closing of a tax audit, judicial rulings, refinement of estimates or realization of earnings or deductions that differ from our estimates. To the extent that the final outcome of these matters is different than the amounts recorded, such differences generally will impact our provision for income taxes in the period in which such a determination is made. Our provisions for income taxes include the impact of reserve provisions and changes to reserves that are considered appropriate and also include the related interest and penalties.
We treat taxes on global intangible low-taxed income (“GILTI”) introduced by the U.S. Tax Cuts and Jobs Act (the “Tax Act”) as period costs.
Government grants and other assistance
Government grants and other assistance
We recognize government grants in our consolidated financial statements when it is probable that the grant will be received and we will comply with the conditions of the grant. Government grants are recorded as a reduction in the related operating expense or the cost of the asset that they are intended to defray. The government grants we received have principally been granted to defray personnel costs.
Earnings / (losses) per share
Earnings / (losses) per share
We compute basic earnings / (losses) per share by dividing our net income or loss for the year attributable to Despegar.com, Corp. common shareholders, as adjusted for preferred stock accretion and dividends accrued, by our weighted-average outstanding common shares during the year on a basic and diluted basis. Since we issue warrants for nominal consideration which vest and are exercisable as from the issuance date, we include the shares of common stock underlying the outstanding warrants when calculating our basic earnings per share.
We compute diluted earnings per share using our weighted-average outstanding common shares including the dilutive effect of stock options and convertible preferred stock. The dilutive effect of stock-based compensation is calculated using the treasury method. The dilutive effect of convertible preferred stock is calculated using the if-converted method. In periods when we recognize a net loss, we exclude the impact of outstanding stock awards and convertible preferred stock from the diluted loss per share calculation as their inclusion would have an antidilutive effect.
We present basic and diluted earnings per share using the two-class method required for participating securities. We consider that our Series B preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to participating securities and the related number of outstanding shares of participating securities are excluded from the computation of basic and diluted net loss per common share. If a dividend is paid on common stock, the holders of Series B preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an if-converted basis). As the holders of our Series B preferred stock do not have contractual obligation to share in the losses of the Company, the net loss attributable to common shareholders for each period is not allocated between common stock and participating securities. Accordingly, preferred stock is excluded from the calculation of basic and diluted net loss per share as the effect would have been antidilutive.
Fair value recognition, measurement and disclosure
Fair value recognition, measurement and disclosure
The carrying amounts of cash and cash equivalents and restricted cash reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. Accounts receivable and accounts payable are generally short-term in nature and their carrying amount approximate fair values.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
Assets and Liabilities Held for Sale
Assets and Liabilities Held for Sale
Our Company classifies long-lived assets or disposal groups to be sold as held for sale in the period in which all of the following criteria are met: (1) management, having the authority to approve the action, commits to a plan to sell the asset or disposal group; (2) the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; (3) an active program to locate a buyer and other actions required to complete the plan to sell the asset or disposal group have been initiated; (4) the sale of the asset or disposal group is probable, and transfer of the asset or disposal group is expected to qualify for recognition as a completed sale within one year, except if events or circumstances beyond our control extend the period of time required to sell the asset or disposal group beyond one year; (5) the asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
We initially measure a long-lived asset or disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held-for-sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset or disposal group until the date of sale. We assess the fair value of a long-lived asset or disposal group less any costs to sell each reporting period it remains classified as held for sale and report any subsequent changes as an adjustment to the carrying value of the asset or disposal group, as long as the new carrying value does not exceed the carrying value of the asset at the time it was initially classified as held for sale.
Upon determining that a long-lived asset or disposal group meets the criteria to be classified as held for sale, the Company ceases depreciation and reports long-lived assets and/or the assets and liabilities of the disposal group, if material, in the line items assets held for sale and liabilities held for sale, respectively, in our consolidated balance sheet.
Recently adopted accounting policies and Recent accounting policies not yet adopted
Recently adopted accounting policies
Accounting Standards Update (ASU) 2022-04, “Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”: In September 2022, the FASB issued new guidance, which provides guidance on the disclosure requirements for supplier finance programs. The amendments require that a buyer in a supplier finance program disclose sufficient qualitative and quantitative information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The amended guidance is effective for the Company as from January 1, 2023, with the amendment on rollforward information effective January 1, 2024, with early adoption permitted. The amendments on supplier finance programs should be applied retrospectively except for the amendment on rollforward information, which should be applied prospectively. The adoption of this new standard did not have a material impact on our consolidated financial statements.
Accounting Standards Update (ASU) 2022-02, “Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures:” In March 2022, the FASB issued new guidance, which eliminates the accounting guidance on troubled debt restructurings for creditors in ASC 310-40 and requires entities to evaluate all receivable modifications under ASC 310-20 to determine whether a modification made to a borrower results in a new loan or a continuation of the existing loan. The amended guidance adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty. The amended guidance also requires disclosure of current period gross charge-offs by year of origination within the vintage disclosures required by ASC 326. The adoption of this new standard did not have a material impact on our consolidated financial statements.
Recent accounting policies not yet adopted
Accounting Standards Update (ASU) 2023-01, “Leases (Topic 842) - Common Control Arrangements”: In March 2023, the FASB issued new guidance, these amendments provide private companies and not-for-profit organizations that are not conduit bond obligors with a practical expedient to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-02, “'Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method” In March 2023, the FASB issued new guidance, these amendments allow reporting entities to elect to account for qualifying tax equity investments using the proportional amortization method, regardless of the program giving rise to the related income tax credits. The ASU responds to shareholder feedback that the proportional amortization method provides investors and other allocators of capital with a better understanding of the returns from investments that are made primarily for the purpose of receiving income tax credits and other income tax benefits. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-03, “Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation S-X: Income or Loss Applicable to Common Stock": In July 2023, the FASB issued new guidance, this ASU amends the FASB Accounting Standards Codification for SEC paragraphs pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation S-X: Income or Loss Applicable to Common Stock. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-04, “Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 121”: In August 2023, the FASB issued new guidance, this ASU amends the FASB Accounting Standards Codification™ for SEC paragraphs pursuant to SEC Staff Accounting Bulletin No. 121 which expresses the views of the staff regarding the accounting for obligations to safeguard crypto-assets an entity holds for platform users. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-05, “Business Combinations— Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement”: In August 2023, the FASB issued new guidance, this ASU applies to the formation of entities that meet the definition of a joint venture (or a corporate joint venture) as defined in the FASB Accounting Standards Codification® Master Glossary. While joint ventures are defined in the Master Glossary, there has been no specific guidance in the Codification that applies to the formation accounting by a joint venture in its separate financial statements. The amendments in the ASU require that a joint venture apply a new basis of accounting upon formation. As a result, a newly formed joint venture, upon formation, would initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance). We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”: In October 2023, the FASB issued new guidance, the amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ”: In November 2023, the FASB issued new guidance, this ASU applies to all public entities that are required to report segment information in accordance with Topic 280, Segment Reporting. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-08, “Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets”: In December 2023, the FASB issued new guidance, the amendments apply to all entities. ASU No. 2023-08 is intended to improve the accounting for certain crypto assets by requiring an entity to measure those crypto assets at fair value each reporting period with changes in fair value recognized in net income. The amendments also improve the information provided to investors about an entity’s crypto asset holdings by requiring disclosure about significant holdings, contractual sale restrictions, and changes during the reporting period. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
Accounting Standards Update (ASU) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”: In December 2023, the FASB issued new guidance, these amendments require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income/(loss) by the applicable statutory income tax rate). We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.
In March 2024, the SEC adopted final rules under SEC Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors, which requires registrants to provide certain climate-related information in their registration statements and annual reports. The rules require information about a registrant's climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks will also include disclosure of a registrant's greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. These requirements are effective for the Company in various fiscal years, starting with its fiscal year beginning January 1, 2026. Disclosures will be required prospectively, with information for prior periods required only to the extent it was previously disclosed in an SEC filing. The Company is currently evaluating the impact of these final rules on its consolidated financial statements and disclosures.

Brazilian accounts receivable securitization program	Brazilian accounts receivable securitization program
Koin employs securitization programs to monetize a portion of its loans receivable. These programs involve transferring select loan assets to a special purpose vehicle (SPV), which then issues various forms of interests in those assets to investors. Koin receives cash proceeds and/or other interests in the SPV in exchange for the transferred assets.
As of December 31, 2022, we had a securitization program in place structured to securitize a portion of our loans receivable related to our Koin solution. In this securitization transaction, assets from our balance sheet were transferred to a special purpose vehicle (SPV) we established, which met the definition of a variable interest entity (VIE). The SPV issued various forms of interests in those assets to investors. We received cash proceeds and/or other interests in the securitization SPV for the assets we transferred.
The SPV was a VIE because its total equity investment at risk was not sufficient to permit it to finance its activities without additional subordinated financial support from investors or via the collections from loans receivable purchased. We were considered the primary beneficiary of the SPV since we had the ability to direct the activities of the VIE that most significantly impacted the entity's economic performance and the obligation to absorb losses and the right to receive benefits that were potentially significant to the VIE.
Our continuing involvement in the securitization transaction consisted primarily of holding certain retained interests and acting as the primary servicer for which we earned a servicing fee. We consolidated the assets, liabilities, and related results of the SPV in our consolidated financial statements. Any activity between the participating subsidiary and the SPV was eliminated in consolidation. The assets of the consolidated SPV primarily consisted of cash and cash equivalents and loans receivable, which we reported on our consolidated balance sheet as restricted cash and cash equivalents and securitized loans receivable, respectively. The assets of the SPV were the primary source of funds to settle its obligations. The third-party creditors of the SPV had legal recourse only to the assets securing the debt and did not have recourse to our company. The liabilities primarily consisted of debt securities issued by the SPV, which we reported on our consolidated balance sheet as securitized debt obligations. Additionally, the cash flows generated by the SPV were restricted to the payment of amounts due to third-party investors, but we retained the right to residual cash flows.
This first securitization program ended on October 27, 2023, with the full payment of all due interests and principal amounts by the VIE to the senior investors and with the return of the residual cash flows and loans receivable to Koin.
In January 2023, we launched a second securitization program, this time through a 'K-FIDC' structure, to serve as the successor to the first facility that had reached the end of its revolving period by the end of December 2022. We evaluated the SPV and concluded that it was a VIE, following the same reasoning as for the first facility. We are the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE.
Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary servicer for which we earn a servicing fee. We consolidate the assets, liabilities and related results of the SPV in our consolidated financial statements.
Segment information	Segment information
We determined our operating segments based on how our chief operating decision makers (“CODM”) manage our business, make operating decisions and evaluate operating performance. Effective for our fiscal year 2022, our CODM changed their internal reporting to refine the way they view our financial services operations and its interaction with our travel business. Also, we started allocating certain expenses to our segments which were previously considered part of our corporate structure and were unallocated. These changes resulted in revisions to the financial information provided to the CODM on a recurring basis in their evaluation of our financial performance and the decision-making process. The CODM believes these changes better reflect the performance of our reportable segments.
Accordingly, we changed our segment reporting under ASC 280 “Segment Reporting” to report three reportable segments: “Air”, “Packages, Hotels and Other Travel Products” and “Financial Services”.
Our new segment reporting structure is as follows:
•Travel Business:
Our travel business is comprised of two reportable segments: “Air” and “Packages, Hotels and Other Travel Products”.
a.Our “Air” segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline flight products.
b.Our “Packages, Hotels and Other Travel Products” segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services. Both segments also include the sale of advertisements and incentives earned from suppliers.
•Financial Services Business:
Our financial services business is comprised of one reportable segment: “Financial Services”. Our “Financial Services” segment primarily consists of loan origination to our travel business’ customers and to customers of other merchants in various industries. Our “Financial Services” segment also consists of processing, fraud identification, credit scoring and IT services to our travel business, and to third-party merchants.
For all our segments, our primary operating performance measure is Adjusted Segment EBITDA. For all years presented, we calculated Adjusted Segment EBITDA as our net loss for the year adjusted for income taxes; financial results, net; stock-based compensation expense; acquisition transaction costs; depreciation and amortization; impairment charges; and restructuring, reorganization and other exit activities charges. Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. Our allocation methodology is periodically evaluated and may change.
Generally, our segment disclosure does not include intersegment revenues related to intra-group invoicing for the use of trademarks and various management services which are eliminated from the operating results of each segment.
Intersegment transactions are conducted according to our transfer pricing policy. However, our segment disclosure does include intersegment revenue consisting mainly of credit card processing services provided by Koin to our travel business’ subsidiaries. These intersegment transactions are recorded by each segment at amounts that approximate fair value as if the transactions were between third parties, and therefore, impact segment performance. However, the revenue and corresponding expense are eliminated in consolidation. The elimination of such intersegment transactions is included within "Intersegment eliminations" column in the table below.
In addition, as depreciation and amortization are not included in our segment’s performance measure, we do not report Property and equipment and intangible assets by segment as it would not be meaningful. Our CODM does not regularly use this information. However, we report loans receivable on a gross basis and separately their related allowance for expected credit losses as part of the financial services segment assets as this information is regularly monitored by the CODM.